Fees and Expenses - Prospectus Summary	Jul. 31, 2025 USD ($)
Lord Abbett Investment Grade Floating Rate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 64 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Investment Grade Floating Rate Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Investment Grade Floating Rate Fund		Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.23%	0.23%		0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.20%	0.94%	[1]	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%		0.14%	0.08%	0.14%	0.14%	0.14%	0.14%	0.14%	0.08%
Expenses (as a percentage of Assets)	[2]	0.57%	1.31%		0.47%	0.31%	0.37%	0.97%	0.87%	0.62%	0.37%	0.31%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]	These amounts have been updated to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Investment Grade Floating Rate Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 282	$ 233	$ 48	$ 32	$ 38	$ 99	$ 89	$ 63	$ 38	$ 32
Expense Example, with Redemption, 3 Years	404	415	151	100	119	309	278	199	119	100
Expense Example, with Redemption, 5 Years	536	718	263	174	208	536	482	346	208	174
Expense Example, with Redemption, 10 Years	$ 923	$ 1,375	$ 591	$ 393	$ 468	$ 1,190	$ 1,073	$ 774	$ 468	$ 393

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Investment Grade Floating Rate Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 282	$ 133	$ 48	$ 32	$ 38	$ 99	$ 89	$ 63	$ 38	$ 32
Expense Example, No Redemption, 3 Years	404	415	151	100	119	309	278	199	119	100
Expense Example, No Redemption, 5 Years	536	718	263	174	208	536	482	346	208	174
Expense Example, No Redemption, 10 Years	$ 923	$ 1,375	$ 591	$ 393	$ 468	$ 1,190	$ 1,073	$ 774	$ 468	$ 393

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	119.00%
Lord Abbett Investment Grade Floating Rate Fund | Class A Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class C Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class F Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class I Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class R2 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class R3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class R4 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class R5 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Investment Grade Floating Rate Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 64 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Short Duration High Yield Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Short Duration High Yield Fund		Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.31%	0.31%		0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees		0.20%	0.94%	[1]	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%		0.14%	0.07%	0.14%	0.14%	0.14%	0.14%	0.14%	0.07%
Expenses (as a percentage of Assets)	[2]	0.65%	1.39%		0.55%	0.38%	0.45%	1.05%	0.95%	0.70%	0.45%	0.38%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]	These amounts have been updated to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Short Duration High Yield Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 290	$ 242	$ 56	$ 39	$ 46	$ 107	$ 97	$ 72	$ 46	$ 39
Expense Example, with Redemption, 3 Years	428	440	176	122	144	334	303	224	144	122
Expense Example, with Redemption, 5 Years	579	761	307	213	252	579	525	390	252	213
Expense Example, with Redemption, 10 Years	$ 1,017	$ 1,466	$ 689	$ 480	$ 567	$ 1,283	$ 1,166	$ 871	$ 567	$ 480

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Short Duration High Yield Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 290	$ 142	$ 56	$ 39	$ 46	$ 107	$ 97	$ 72	$ 46	$ 39
Expense Example, No Redemption, 3 Years	428	440	176	122	144	334	303	224	144	122
Expense Example, No Redemption, 5 Years	579	761	307	213	252	579	525	390	252	213
Expense Example, No Redemption, 10 Years	$ 1,017	$ 1,466	$ 689	$ 480	$ 567	$ 1,283	$ 1,166	$ 871	$ 567	$ 480

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Portfolio Turnover, Rate	140.00%
Lord Abbett Short Duration High Yield Fund | Class A Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class C Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class F Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class I Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class R2 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class R3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class R4 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class R5 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Short Duration High Yield Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated to reflect current fees and expenses.
Lord Abbett Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 52 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Emerging Markets Equity Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Emerging Markets Equity Fund		Class A Shares	Class C Shares		Class F Shares		Class F3 Shares	Class I Shares		Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.65%	0.65%		0.65%		0.65%	0.65%		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%		0.10%		0.00%	0.00%		0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		4.68%	4.68%		4.68%		4.65%	4.68%		4.68%	4.68%	4.68%	4.68%	4.65%
Expenses (as a percentage of Assets)		5.58%	6.33%	[1]	5.43%		5.30%	5.33%	[1]	5.93%	5.83%	5.58%	5.33%	5.30%
Fee Waiver or Reimbursement	[2]	(4.43%)	(4.43%)		(4.53%)	[3]	(4.43%)	(4.43%)		(4.43%)	(4.43%)	(4.43%)	(4.43%)	(4.43%)
Net Expenses (as a percentage of Assets)	[2]	1.15%	1.90%		0.90%		0.87%	0.90%		1.50%	1.40%	1.15%	0.90%	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination		November 30, 2026	November 30, 2026		November 30, 2026		November 30, 2026	November 30, 2026		November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from December 1, 2025 through November 30, 2026, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.87% for each of Class F3 and R6 shares and to an annual rate of 0.90% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[3]

For the period from December 1, 2025 through November 30, 2026, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Emerging Markets Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 685	$ 293	$ 92	$ 89	$ 92	$ 153	$ 143	$ 117	$ 92	$ 89
Expense Example, with Redemption, 3 Years	1,771	1,481	1,218	1,189	1,198	1,369	1,340	1,269	1,198	1,189
Expense Example, with Redemption, 5 Years	2,845	2,735	2,334	2,283	2,297	2,562	2,519	2,408	2,297	2,283
Expense Example, with Redemption, 10 Years	$ 5,475	$ 5,595	$ 5,082	$ 4,989	$ 5,012	$ 5,451	$ 5,380	$ 5,198	$ 5,012	$ 4,989

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Emerging Markets Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 685	$ 193	$ 92	$ 89	$ 92	$ 153	$ 143	$ 117	$ 92	$ 89
Expense Example, No Redemption, 3 Years	1,771	1,481	1,218	1,189	1,198	1,369	1,340	1,269	1,198	1,189
Expense Example, No Redemption, 5 Years	2,845	2,735	2,334	2,283	2,297	2,562	2,519	2,408	2,297	2,283
Expense Example, No Redemption, 10 Years	$ 5,475	$ 5,595	$ 5,082	$ 4,989	$ 5,012	$ 5,451	$ 5,380	$ 5,198	$ 5,012	$ 4,989

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	80.00%
Lord Abbett Emerging Markets Equity Fund | Class C Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Emerging Markets Equity Fund | Class I Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 52 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett International Growth Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett International Growth Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares	Class I Shares		Class R2 Shares	Class R3 Shares	Class R4 Shares		Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%		0.45%	0.45%		0.45%	0.45%	0.45%		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		0.00%	0.00%		0.60%	0.50%	0.25%		0.00%	0.00%
Other Expenses (as a percentage of Assets):		6.95%	6.95%	6.95%		6.89%	6.95%		6.95%	6.95%	6.95%		6.95%	6.89%
Expenses (as a percentage of Assets)		7.65%	8.40%	7.50%		7.34%	7.40%	[1]	8.00%	7.90%	7.65%	[1]	7.40%	7.34%	[1]
Fee Waiver or Reimbursement	[2]	(6.70%)	(6.70%)	(6.80%)	[3]	(6.70%)	(6.70%)		(6.70%)	(6.70%)	(6.70%)		(6.70%)	(6.70%)
Net Expenses (as a percentage of Assets)	[2]	0.95%	1.70%	0.70%		0.64%	0.70%		1.30%	1.20%	0.95%		0.70%	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination		November 30, 2026	November 30, 2026	November 30, 2026		November 30, 2026	November 30, 2026		November 30, 2026	November 30, 2026	November 30, 2026		November 30, 2026	November 30, 2026
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from December 1, 2025 through November 30, 2026, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.64% for each of Class F3 and R6 shares and to an annual rate of 0.70% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[3]

For the period from December 1, 2025 through November 30, 2026, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett International Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 666	$ 273	$ 72	$ 65	$ 72	$ 132	$ 122	$ 97	$ 72	$ 65
Expense Example, with Redemption, 3 Years	2,127	1,850	1,597	1,562	1,578	1,742	1,715	1,647	1,578	1,562
Expense Example, with Redemption, 5 Years	3,512	3,415	3,047	2,989	3,014	3,257	3,217	3,116	3,014	2,989
Expense Example, with Redemption, 10 Years	$ 6,665	$ 6,776	$ 6,368	$ 6,275	$ 6,311	$ 6,663	$ 6,606	$ 6,461	$ 6,311	$ 6,275

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett International Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 666	$ 173	$ 72	$ 65	$ 72	$ 132	$ 122	$ 97	$ 72	$ 65
Expense Example, No Redemption, 3 Years	2,127	1,850	1,597	1,562	1,578	1,742	1,715	1,647	1,578	1,562
Expense Example, No Redemption, 5 Years	3,512	3,415	3,047	2,989	3,014	3,257	3,217	3,116	3,014	2,989
Expense Example, No Redemption, 10 Years	$ 6,665	$ 6,776	$ 6,368	$ 6,275	$ 6,311	$ 6,663	$ 6,606	$ 6,461	$ 6,311	$ 6,275

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	125.00%
Lord Abbett International Growth Fund | Class I Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett International Growth Fund | Class R4 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett International Growth Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees that are not reflected in the table and example below. Shares of the Fund are available only to separately managed account clients where Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund	LADS: Enhanced Municipal Yield Completion Fund
Management Fees (as a percentage of Assets)	0.00%	[1]
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.01%	[2]
[1]

The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord
Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.
Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.

[2]

Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between Lord Abbett and the Trust.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not include any fees paid at the separately managed account program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund	LADS: Enhanced Municipal Yield Completion Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	43
Expense Example, with Redemption, 5 Years	89
Expense Example, with Redemption, 10 Years	$ 225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	19.00%
Lord Abbett Diversification Shares: Core Completion Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees that are not reflected in the table and example below. Shares of the Fund are available only to separately managed account clients where Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Diversification Shares: Core Completion Fund	LADS: Core Completion Fund
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.23%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord
Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.
Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.

[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]

Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between Lord Abbett and the Trust.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not include any fees paid at the separately managed account program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Diversification Shares: Core Completion Fund	LADS: Core Completion Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	51
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 270

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not show any portfolio turnover because the Fund is recently organized and has not commenced operations as of the date of this prospectus.
Lord Abbett Diversification Shares: Core Completion Fund | LADS: Core Completion Fund
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	based on estimated amounts for the current fiscal year.
Lord Abbett Diversification Shares: Core Plus Completion Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees that are not reflected in the table and example below. Shares of the Fund are available only to separately managed account clients where Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Diversification Shares: Core Plus Completion Fund	LADS: Core Plus Completion Fund
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.23%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
[1]

The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord
Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.
Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.

[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]

Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not include any fees paid at the separately managed account program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Diversification Shares: Core Plus Completion Fund	LADS: Core Plus Completion Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	51
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 270

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not show any portfolio turnover because the Fund is recently organized and has not commenced operations as of the date of this prospectus.
Lord Abbett Diversification Shares: Core Plus Completion Fund | LADS: Core Plus Completion Fund
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	based on estimated amounts for the current fiscal year.